Property and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Estimated Useful Lives of Property, Plant and Equipment
The estimated useful lives for the Property and equipment are as follows:

Estimated useful lives (years)

Pin Pads & POS	5
IT equipment	3 – 10
Facilities	3 – 14
Property	34
Furniture and fixtures	3 – 10
Machinery and equipment	5 – 14
Vehicles and airplanes	2 – 10

Summary of Property and Equipment	Changes in Property and equipment

	2022	Additions	Disposals (a)	Transfers	Effects of hyperinflation	Effects of changes in foreign exchange rates	2023

Cost
Pin Pads & POS	1,948,382	563,884	(152,952)	—	—	—	2,359,314
IT equipment	262,405	51,743	(27,612)	8,754	165	(125)	295,330
Facilities	91,820	2,488	(20,846)	4,669	(68)	(469)	77,594
Machinery and equipment	23,521	4,241	(2,702)	—	(93)	(1,017)	23,950
Furniture and fixtures	24,150	1,025	(3,413)	960	(16)	(22)	22,684
Vehicles and airplane	27,296	49	(14)	—	(5)	(151)	27,175
Construction in progress	50,320	192	(5,167)	(14,383)	—	—	30,962
Right-of-use assets - Equipment	4,823	64	(7)	—	—	—	4,880
Right-of-use assets - Vehicles	43,794	3,785	(15,603)	—	—	—	31,976
Right-of-use assets - Offices	205,450	29,405	(56,255)	—	—	554	179,154
	2,681,961	656,876	(284,571)	—	(17)	(1,230)	3,053,019
Depreciation
Pin Pads & POS	(740,468)	(455,632)	130,694	—	—	—	(1,065,406)
IT equipment	(145,406)	(53,143)	26,027	—	—	5	(172,517)
Facilities	(37,739)	(13,671)	20,618	—	—	285	(30,507)
Machinery and equipment	(18,571)	(4,463)	2,495	—	—	500	(20,039)
Furniture and fixtures	(7,054)	(2,316)	2,560	—	—	12	(6,798)
Vehicles and airplane	(2,437)	(3,123)	51	—	—	41	(5,468)
Right-of-use assets - Equipment	(1,031)	(129)	10	—	—	—	(1,150)
Right-of-use assets - Vehicles	(21,663)	(15,988)	14,349	—	—	—	(23,302)
Right-of-use assets - Offices	(66,414)	(36,846)	36,858	—	—	467	(65,935)
	(1,040,783)	(585,311)	233,662	—	—	1,310	(1,391,122)

Property and equipment, net	1,641,178	71,565	(50,909)	—	(17)	80	1,661,897

(a)Includes Pin Pad & POS derecognized for not being used by customers after a period of time and Cappta spun-off on June 30, 2023.

	2021	Additions	Disposals	Effects of hyperinflation	Effects of changes in foreign exchange rates	Business combination	2022

Cost
Pin Pads & POS	1,498,271	569,895	(119,784)	—	—	—	1,948,382
IT equipment	246,543	19,807	(5,322)	—	25	1,352	262,405
Facilities	90,186	5,005	(2,949)	(285)	(137)	—	91,820
Machinery and equipment	25,776	5,445	(11,520)	186	3,610	24	23,521
Furniture and fixtures	24,754	1,123	(1,849)	1	3	118	24,150
Vehicles and airplane	43,586	97	(16,433)	87	(41)	—	27,296
Construction in progress	14,078	43,652	(7,410)	—	—	—	50,320
Right-of-use assets - Equipment	4,629	194	—	—	—	—	4,823
Right-of-use assets - Vehicles	31,547	18,171	(5,924)	—	—	—	43,794
Right-of-use assets - Offices	238,329	28,817	(61,314)	(211)	(171)	—	205,450
	2,217,699	692,206	(232,505)	(222)	3,289	1,494	2,681,961
Depreciation
Pin Pads & POS	(438,346)	(379,442)	77,320	—	—	—	(740,468)
IT equipment	(95,553)	(55,803)	5,968	—	(18)	—	(145,406)
Facilities	(25,066)	(13,497)	726	—	98	—	(37,739)
Machinery and equipment	(17,861)	(4,613)	3,792	—	111	—	(18,571)
Furniture and fixtures	(5,516)	(2,424)	890	—	(4)	—	(7,054)
Vehicles and airplane	(2,498)	(3,534)	3,593	—	2	—	(2,437)
Right-of-use assets - Equipment	(505)	(526)	—	—	—	—	(1,031)
Right-of-use assets - Vehicles	(14,187)	(13,125)	5,649	—	—	—	(21,663)
Right-of-use assets - Offices	(48,647)	(40,449)	22,682	—	—	—	(66,414)
	(648,179)	(513,413)	120,620	—	189	—	(1,040,783)

Property and equipment, net	1,569,520	178,793	(111,885)	(222)	3,478	1,494	1,641,178

Summary of Depreciation and Amortization Expenses
Depreciation and amortization expense has been charged to the consolidated statement of profit or loss as follows:

	2023	2022	2021

Cost of services	606,639	529,793	299,240
General and administrative expenses	229,394	226,353	161,331
Selling expenses	42,148	43,879	46,798
Other income (expenses), net	—	301	—
Depreciation and Amortization charges	878,181	800,326	507,369
Depreciation charge	585,311	513,413	310,630
Amortization charge (Note 11.3)	292,870	286,913	196,739
Depreciation and Amortization charges	878,181	800,326	507,369